Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued payroll	$ 965	$ 1,008
Accrued interest	13,438	2,137
Accrued dry-docking expenses		2,177
Accrued expenses	5,478	5,638
Total	$ 19,881	$ 10,960